Assets Held for Sale and Disposal group classified as held for sale - Summary Of Assets Held For Sale (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		₩ 174,919	₩ 136,837
Fair value less costs to sell		₩ 244,427	169,424
Changes In Accumulated Impairment Of Assets Held For Sale [Abstract]
Description of non-current asset or disposal group held for sale which were sold or reclassified		As of December 31, 2025, assets held for sale consist of 34 real estates of closed offices, and 297 foreclosure assets on loans of PT Bank KB Indonesia Tbk, which were determined to sell by management, but not yet sold as of December 31, 2025. The remaining 331 assets are being actively marketed.
Acquisition cost
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount	[1]	₩ 291,061	264,972
Accumulated impairment losses
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		(116,142)	(128,135)
Land held for sale
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		75,555	33,892
Fair value less costs to sell		125,973	44,906
Land held for sale | Acquisition cost
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount	[1]	121,182	82,878
Land held for sale | Accumulated impairment losses
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		(45,627)	(48,986)
Buildings held for sale
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		99,364	102,522
Fair value less costs to sell		118,454	124,095
Buildings held for sale | Acquisition cost
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount	[1]	168,014	179,430
Buildings held for sale | Accumulated impairment losses
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		(68,650)	(76,908)
Other assets held for sale
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		0	423
Fair value less costs to sell		0	423
Other assets held for sale | Acquisition cost
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount	[1]	1,865	2,664
Other assets held for sale | Accumulated impairment losses
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		(1,865)	(2,241)
Assets and liabilities classified as held for sale | Accumulated impairment losses
Changes In Accumulated Impairment Of Assets Held For Sale [Abstract]
Beginning		(128,135)	(64,658)
Provision		(35,536)	(49,259)
Reversal		1	2
Others		47,528	(14,220)
Ending		₩ (116,142)	₩ (128,135)

[1]	Acquisition cost of buildings held for sale is net of accumulated depreciation amount immediately before the initial classification of the assets as held for sale.